Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2019		0
Beginning balance at Dec. 31, 2019	$ (9,224)	$ 0	$ 0	$ (9,224)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of Common Stock net of issuance costs of $324,555 (in shares)		54,647,656
Issuance of shares of Common Stock net of issuance costs of $324,555	22,575,379	$ 5,465	22,569,914	0
Issuance of warrants	2,526,320		2,526,320
Stock-based compensation	1,760,806		1,760,806
Net loss	$ (13,373,003)			(13,373,003)
Ending balance (in shares) at Dec. 31, 2020	54,647,656	54,647,656
Ending balance at Dec. 31, 2020	$ 13,480,278	$ 5,465	26,857,040	(13,382,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of Common Stock net of issuance costs of $324,555 (in shares)		800,000
Issuance of shares of Common Stock in connection with exercise of warrants (in shares)		2,869,799
Issuance of shares of Common Stock in connection with exercise of warrants	20,000,000	$ 287	19,999,713
Issuance of shares of Common Stock in connection with stock option exercises (in shares)		64,570
Issuance of shares of Common Stock in connection with stock option exercises	450,000	$ 6	449,994
Issuance of shares of Common Stock, net of direct and incremental costs in connection with the Business Combination (refer to Note 3) (in shares)		32,539,769
Issuance of shares of Common Stock, net of direct and incremental costs in connection with the Business Combination (refer to Note 3)	264,882,682	$ 3,254	264,879,428
Stock-based compensation	2,302,607		2,302,607
Net loss	$ (45,902,481)			(45,902,481)
Ending balance (in shares) at Dec. 31, 2021	90,121,794	90,121,794
Ending balance at Dec. 31, 2021	$ 255,213,086	$ 9,012	$ 314,488,782	$ (59,284,708)